SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Restricted Cash - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Short-term restricted cash	$ 10,076	$ 12,088
Long-term restricted cash	$ 2,403	$ 2,079